UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22119

American Israeli Shared Values Trust

(Exact name of registrant as specified in charter)

207 East 83rd Street

Suite 2

New York, NY 10028

(Address of principal executive offices)

(Zip code)

Jamia C. Jasper

207 East 83rd Street

Suite 2

New York, NY 10028

 (Name and address of agent for service)

With copies to:

Don Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinatti, Ohio 45202

Registrant's telephone number, including area code: (866) 745-5955

Date of fiscal year end: November 30

Date of reporting period: August 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Israeli Shared Values Fund
Schedule of Investments
August 31, 2009 (Unaudited)

Shares			Value

COMMON STOCKS - 88.63%

Aircraft Parts & Auxiliary Equipment - 4.37%
450	Elbit Systems Ltd.		$ 29,552

Biological Products (No Diagnostic Substances) - 1.33%
150	Amgen, Inc. *		8,967

Calculating & Accounting Machines (No Electronic Computers) - 1.33%
780	Verifone Holdings, Inc. *		9,001

Cogeneration Services & Small Power Producers - 0.97%
480	AES Corp. *		6,562

Computer Communications Equipment - 0.28%
180	Electronics for Imaging, Inc. *		1,915

Computer Storage Devices - 0.42%
160	Sandisk Corp. *		2,832

Construction Machinery & Equipment - 1.14%
170	Catepillar, Inc.		7,703

Crude Petroleum & Natural Gas - 2.50%
280	Noble Energy, Inc.		16,929

Drilling Oil & Gas Wells - 6.62%
500	Atwood Oceanics, Inc. *		14,240
160	Transocean, Inc. *		12,134
920	Weatherford International Ltd. *		18,354
			44,728
Electric Services - 1.07%
200	Ormat Technologies, Inc.		7,212

Electromedical & Electrotherapeutic Apparatus - 2.15%
380	Medtronic, Inc.		14,554

Electronic Computers - 1.74%
420	Nice Systems Ltd. ADR *		11,768

Fabricated Plate Work (Broiler Shops) - 2.46%
400	Natco Group, Inc. Class-A *		16,640

Measuring & Controlling Devices - 2.01%
300	Thermo Fisher Scientific, Inc. *		13,563

National Commercial Banks - 5.36%
770	Bank of America Corp.		13,544
280	Citigroup, Inc. *		1,400
490	JP Morgan Chase & Co.		21,295
			36,239
Oil & Gas Field Machinery & Equipment - 1.53%
300	Baker Hughes, Inc.		10,335

Oil & Gas Field Services,NEC - 5.32%
520	Halliburton Co.		12,329
420	Schlumerger Ltd.		23,604
			35,933
Operators of Nonresidential Buildings - 1.89%
500	Elbit Imaging Ltd. *		12,750

Petroluem Refining - 0.28%
200	Alon USA Energy, Inc.		1,884

Pharmaceutical Preparations - 9.08%
119	Johnson & Johnson		7,192
400	Merck & Co.		12,972
350	Perrigo Co.		10,332
600	Teva Pharmaceutical Industries Ltd. ADR		30,900
			61,396
Radio & TV Broadcasting & Communications Equipment - 0.94%
900	Ceragon Networks Ltd. *		6,354

Radiotelephone Communications - 1.71%
600	Partner Communications Co. Ltd. ADR		11,526

Retail-Auto Dealers & Gasoline - 0.36%
300	Delek US Holdings, Inc.		2,427

Retail-Grocery Stores - 1.72%
400	Whole Foods Market, Inc. *		11,632

Security Brokers, Dealers & Flotaion Companies - 7.45%
100	Goldman Sachs Group, Inc.		16,546
500	Morgan Stanley		14,480
300	Pharmaceutical Holdrs Trust		19,305
			50,331
Semiconductors & Related Devices - 4.01%
650	Intel Corp.		13,208
400	Mellanox Technologies Ltd. *		5,460
530	Memc Electronic Material, Inc. *		8,454
			27,122
Services-Computer Programming Services - 0.55%
1,140	Bluephoenix Solutions Ltd. *		3,751

Services-Miscellaneous Amusement & Recreation - 1.39%
360	Walt Disney Co. *		9,374

Services-Prepackaged Software - 7.52%
600	Check Point Software Technologies Ltd. *		16,722
4,500	Elron Electronic Industries Ltd. *		21,195
440	Microsoft Corp.		10,846
220	Retalix Ltd. *		2,101
			50,864
State Commercial Banks - 2.10%
480	Bank of NY Mellon Corp.		14,213

Surgical & Medical Instruments & Apparatus - 1.71%
750	Boston Scientific Corp. *		8,813
230	Given Imaging Ltd. *		2,716
			11,529
Telephone & Telegraph Apparatus - 0.36%
620	Alvarion Ltd. *		2,412

Telephone Communications - 4.19%
1,000	Cellcom Israel Ltd.		28,300

Water Transportation - 1.91%
300	Tidewater, Inc.		12,951

Wholesale-Miscellaneous Nondurable Goods - 0.86%
531	Israel Chemicals Ltd. ADR		5,868

TOTAL FOR COMMON STOCKS (Cost $646,609) - 88.63%			$ 599,117

EXCHANGE TRADED FUNDS - 2.63%
100	SPDR S&P 500		10,246
700	United States Natural Gas *		7,504

TOTAL FOR EXCHANGED TRADED FUNDS (Cost $18,777) - 2.63%			$ 17,750

SHORT TERM INVESTMENTS - 8.66%
58,530	Huntington Money Market Fund IV 0.01% ** (Cost $58,530)		58,530

TOTAL INVESTMENTS (Cost $723,916) - 99.92%			$ 675,397

OTHER ASSETS LESS LIABILITIES - 0.08%			566

NET ASSETS - 100.00%			$ 675,963

ADR - American Depository Receipts.
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2009.

NOTES TO FINANCIAL STATEMENTS
American Israeli Shared Values Fund
1. SECURITY TRANSACTIONS

At August 31, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $723,916 amounted to $48,519, which consisted of aggregate gross unrealized appreciation of $62,221 and aggregate gross unrealized depreciation of $110,740.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of August 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
=====================================================================================================
Level 1 - Quoted prices		$ 675,397	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 675,397	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Israeli Shared Values Trust

By /s/Jamia C. Jasper

     Jamia C. Jasper

     President and Treasurer

Date October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jamia C. Jasper

     Jamia C. Jasper

     President and Treasurer

Date October 29, 2009